FAIR VALUE DISCLOSURES, Part 2 (Details) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Impairment charges recognized [Abstract]
Capitalized mortgage loan servicing rights, carrying amount	$ 7,800,000	$ 8,800,000
Capitalized mortgage loan servicing rights, valuation allowance	2,900,000	6,100,000
Capitalized mortgage loan servicing rights recoveries	3,200,000	500,000	(3,300,000)
Collateral dependent loans, carrying amount	10,800,000	22,800,000
Collateral dependent loans, valuation allowance	3,400,000	6,500,000
Additional provision for loan losses on impaired loans	1,500,000	2,000,000	8,900,000
Other real estate, carrying amount	5,900,000	7,300,000
Other real estate, valuation allowance	4,000,000	6,000,000
Other real estate, additional charge	1,600,000	1,500,000	5,400,000
Warrant reclassified into shareholders' equity, fair value	1,500,000
Amended Warrant [Member]
Liability [Roll Forward]
Beginning balance	(459,000)	(174,000)
Total gains (losses) realized and unrealized [Abstract]
Included in results of operations	(1,025,000)	(285,000)
Included in other comprehensive income	0	0
Purchases, issuances, settlements, maturities and calls	0	0
Reclassification to shareholders' equity	1,484,000	0
Transfers in and/or out of Level 3	0	0
Ending balance	0	(459,000)
Amount of total gains (losses) for the year included in earnings attributable to the change in unrealized gains (losses) relating to assets and liabilities still held at December 31	0	(285,000)
Trading Securities [Member]
Changes in fair value for financial assets [Abstract]
Net Gains (Losses) on Assets, Securities	388,000	33,000	45,000
Net Gains (Losses) on Assets, Loans	0	0	0
Total Change in Fair Values Included in Current Period Earnings	388,000	33,000	45,000
Loans Held For Sale [Member]
Changes in fair value for financial assets [Abstract]
Net Gains (Losses) on Assets, Securities	0	0	0
Net Gains (Losses) on Assets, Loans	(1,477,000)	440,000	1,503,000
Total Change in Fair Values Included in Current Period Earnings	$ (1,477,000)	$ 440,000	$ 1,503,000